Inx Token Liability	12 Months Ended
Dec. 31, 2021
Disclosure Of Inx Token Warrant Liability Composition Explanatory [Abstract]
INX TOKEN LIABILITY

NOTE 6: - INX TOKEN LIABILITY

The number of INX Tokens that the Company has distributed as of December 31, 2021, or has an obligation to distribute as of December 31, 2020 is as follows:

	December 31,
	2021	2020
Founding shareholders:
Triple-V	9,435,939	9,435,939
A-Labs	4,550,000	4,550,000

	13,985,939	13,985,939

Private Placement	10,386,148	1,481,481
Investors - see Note 12	1,837,999	1,068,000
Issued in the Offering	93,409,410	10,256,128
Holders of convertible loans	2,690,623	2,690,623
Employees and service providers	9,944,263	1,215,000

Total	132,254,382	30,697,171

INX Token liability	$282,642	$24,106

On August 20,2020 the Company’s Form F-1 in connection with the Offering was declared as effective by the SEC.

On April 22, 2021, the INX Token Public Offering was completed. During the INX Token Offering, from August 2020 to April 2021, INX raised gross proceeds of $84,068 and sold 93,409,410 INX Tokens (excluding the 1,932,660 INX Tokens that were issued to certain Canadian investors - see below). Additionally, INX raised until December 31,2021 $7,622, and sold 10,386,148 INX Tokens through private placements, which were subject to a 6–12-month lockup.

INX paid $5,782 as issuance costs related to the Offering. In addition, INX has granted options to purchase 6,115,903 INX Token at an exercise price of $0.09 valued at $4,954.

In June 2021, it came to the attention of INX that during the INX Token Offering as it related to Canada, INX did not take certain steps that may be required under applicable Canadian securities laws. As a result, during July 2021 INX cancelled 1,948,483 INX Tokens that were sold to Canadian purchasers and refunded the $1,754 to such purchasers, representing the full purchase price of the INX Tokens.

The fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2021, are as follows:

	Discount rate	Number of INX tokens	Total fair value
Not subject to lock-up	0%	99,576,830	219,069,026
Subject to lock-up through April 2022	7.96%	13,148,864	26,774,948
Subject to lock-up through April 2023	20.74%	19,528,688	36,797,907
Total		132,254,382	282,641,881

On July 28, 2021, the INX Token commenced trading on the INX Securities Trading Platform. The fair value per INX Token as of December 31, 2021, for INX Tokens which are not subject to lock-up agreement was $2.2, based on the closing market price of the INX Token as of December 31, 2021. The level in the fair value hierarchy is level 1.

The fair value per INX token as of December 31, 2020, for tokens which are not subject to lock-up agreement was $0.90, based on the INX Token Offering price, at which INX tokens were issued to the public. The level in the fair value hierarchy is level 1.

For INX tokens which are subject to lock-up agreement, the Company used the Finnerty model to determine the discount rates applying for such INX tokens during their lock-up agreements. The significant inputs and assumptions are risk free interest, in 2021, and 2020, volatility of 63.18% - 86.90%, 62.46%-81.48%, accordingly, and the period under the lock up. The level in the fair value hierarchy applied for such tokens is level 2.

In the years ended December 31, 2021, and 2020, the re-measurement to fair value of the INX Token liability in respect of INX Tokens resulted in an expense (unrealized loss) of $161,173 and $12,518, respectively, which was recorded in profit or loss.

The changes in the fair value of the INX Token liability attributable to changes in credit risk, excluding those changes in credit risk attributable to the embedded derivative, are immaterial for all reported periods and therefore no amounts have been included in other comprehensive income in respect of credit risk.

On December 14, 2021, our Board of Directors authorized our management to repurchase INX Tokens (the “Repurchased Tokens” ) from their holders as the management deems required or desirable for the benefit of the Company, provided that the aggregate purchase amount of Repurchased Tokens until December 31,2022 will not exceed US$ 5 million. Such repurchase shall be subject to the provisions of any applicable law and regulation and to the advice of our legal advisors.